Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2026		Jun. 30, 2025
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss		$ (46,855)		$ (7,045)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization		76		151
Unrealized loss on digital assets		30,328	[1]
Non-cash finance expenses, net		16		247
Net changes in operating lease assets and liabilities		43		31
Share-based compensation	[1]	13,774		59
Changes in operating assets and liabilities:
Prepaid expenses and other current assets		849		64
Inventory				1,240
Accounts payable		(114)		253
Other payables and accrued expenses		(980)		11
Short-term employee benefits		21		39
Net cash used in operating activities		(2,842)		(4,950)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of equipment				(91)
Net cash used in investing activities				(91)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of shares, net of issuance costs				34
Repurchase of Ordinary Shares		(881)
Net cash provided by (used in) financing activities		(881)		34
Effect of change in exchange on cash balances in foreign currencies		(16)		(54)
Net change in cash and cash equivalent		(3,739)		(5,061)
Cash and cash equivalents and restricted bank deposits at beginning of year		27,288		7,758
Cash and cash equivalents and restricted bank deposits at end of year		$ 23,549		$ 2,697

[1]	Other segment items for the Flywheel Business are primarily related to cost of revenue, payroll and other costs supporting the Company’s research and development activity, patents and certain expenses that are not easily allocatable to specific functions.